LEASES - Narrative (Details)	Jan. 31, 2026
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	1 year
Lessee, finance lease, remaining lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, remaining lease term	8 years
Lessee, finance lease, remaining lease term	8 years